SUPPLEMENTAL CASH FLOW INFORMATION - Changes in liabilities (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	Rp 64,722	Rp 66,957
Cash flows	(1,353)	(4,870)
Foreign exchange movement	(18)	28
New leases	6,597	4,308
Other changes	(1,370)	(1,701)
Balance at end of period	68,578	64,722
Short-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	9,934	8,705
Cash flows	(3,252)	1,252
Foreign exchange movement		(25)
Other changes		2
Balance at end of period	6,682	9,934
Two-step loans.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	568	736
Cash flows	(182)	(203)
Foreign exchange movement	(31)	35
Balance at end of period	355	568
Bonds and notes.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	7,469	9,958
Cash flows	(478)	(2,491)
Other changes	2	2
Balance at end of period	6,993	7,469
Long-term bank loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	28,229	26,601
Cash flows	7,827	1,627
Foreign exchange movement	13	18
Other changes	(13)	(17)
Balance at end of period	36,056	28,229
Other borrowings.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	3,645	3,740
Cash flows	(1,043)	(96)
Other changes	3	1
Balance at end of period	2,605	3,645
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance at beginning of period	14,877	17,217
Cash flows	(4,225)	(4,959)
New leases	6,597	4,308
Other changes	(1,362)	(1,689)
Balance at end of period	Rp 15,887	Rp 14,877